Fair Value of Financial Instruments (Carrying Amounts and Fair Values of Debt) (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage notes payable, net	$ 436,715	$ 462,839
Gross mortgage notes payable and mortgage premium and discounts, net (1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage notes payable, net	443,400	470,800
Mortgage premiums and discounts, net	1,503	1,373
Significant Unobservable Inputs Level 3 | Gross mortgage notes payable and mortgage premium and discounts, net (1) | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, fair value disclosure	441,882	469,430
Significant Unobservable Inputs Level 3 | Gross mortgage notes payable and mortgage premium and discounts, net (1) | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, fair value disclosure	456,607	472,585
Significant Unobservable Inputs Level 3 | Credit Facility | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, fair value disclosure		243,300
Significant Unobservable Inputs Level 3 | Credit Facility | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, fair value disclosure	161,750	243,300
Significant Unobservable Inputs Level 3 | Term Loan | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, fair value disclosure	150,000	0
Significant Unobservable Inputs Level 3 | Term Loan | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, fair value disclosure	147,632	0
Fannie Credit Facility | Significant Unobservable Inputs Level 3 | Credit Facility | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, fair value disclosure	359,322	359,322
Fannie Credit Facility | Significant Unobservable Inputs Level 3 | Credit Facility | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, fair value disclosure	361,320	$ 360,675
Revolving Credit Facility | Significant Unobservable Inputs Level 3 | Credit Facility | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, fair value disclosure	$ 163,618